International Operations (Tables)	12 Months Ended
Dec. 31, 2016
Segments, Geographical Areas [Abstract]
Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations
Total assets, total revenue, income before income taxes and net income of our international operations are shown in the table below.

International operations		International				Total International	Total Domestic
(in millions)		EMEA		APAC	Other			Total
2016
	Total assets at period end (a)	$73,303	(b)	$18,074	$1,350	$92,727	$240,742	$333,469
	Total revenue	3,744	(b)	922	549	5,215	10,022	15,237
	Income before income taxes	1,263		485	286	2,034	2,691	4,725
	Net income	1,013		389	229	1,631	1,917	3,548
2015
	Total assets at period end (a)	$76,679	(b)	$17,829	$1,176	$95,684	$298,096	$393,780
	Total revenue	3,932	(b)	904	577	5,413	9,781	15,194
	Income before income taxes	1,436		451	269	2,156	2,079	4,235
	Net income	1,163		365	218	1,746	1,476	3,222
2014
	Total assets at period end (a)	$86,189	(b)	$16,812	$1,516	$104,517	$280,786	$385,303
	Total revenue	3,931	(b)	1,383	645	5,959	9,733	15,692
	Income before income taxes	985		913	365	2,263	1,300	3,563
	Net income	775		719	287	1,781	870	2,651

(a)	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.

(b)
Includes revenue of approximately $2.2 billion, $2.3 billion and $2.3 billion and assets of approximately $29.6 billion, $33.2 billion and $46.2 billion in 2016, 2015 and 2014, respectively, of international operations domiciled in the UK, which is 14%, 15% and 15% of total revenue and 9%, 8% and 12% of total assets, respectively.